LONG-TERM DEPOSITS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Derivative [Line Items]
Restricted deposit for hedging transaction	$ 519
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative notional amount	$ 8,700
Derivative instrument fixed interest rate percentage	7.95%	7.95%
Derivative maturity date	Dec. 31, 2021
Hedging amount	$ 5,800
Interest Rate Swap [Member] | Shekels [Member]
Derivative [Line Items]
Derivative notional amount | ₪		₪ 34,200
Derivative instrument fixed interest rate percentage	6.70%	6.70%